CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Revenues
Total revenues		$ 1,742	$ 2,103
Cost of revenues
Total cost of revenues		932	866
Gross profit		810	1,237
Operating expenses
Selling and marketing		306	459
General and administrative		1,466	937
Goodwill impairment		0	617
Total operating expenses		1,772	2,013
Operating loss		(962)	(776)
Financial income (expense), net		(2)	8
Loss before taxes on income		(964)	(768)
Tax benefit (taxes on income), net		(1)	108
Net loss from continuing operations		(965)	(660)
Loss from discontinued operations		(29)	(1)
Net loss		$ (994)	$ (661)
Net loss per share:
Basic and diluted net loss per share from continuing operations	[1]	$ (0.30)	$ (0.23)
Basic and diluted net earnings per share from discontinued operations		(0.01)	0.00
Basic and diluted net loss per share		$ (0.31)	$ (0.23)
Weighted average number of shares used in computing basic and diluted net loss per share		3,161,025	2,822,700
Telecom services [Member]
Revenues
Total revenues		$ 1,513	$ 1,815
Cost of revenues
Total cost of revenues		811	693
Telecom product sales [Member]
Revenues
Total revenues		229	288
Cost of revenues
Total cost of revenues		$ 121	$ 173

[1]	see also Note 6(c) regarding reverse stock split.